Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income - Parent Company [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating profit:
Equity in profit of subsidiaries	¥ 11,209,523	¥ 7,817,760	¥ 2,486,414
Profit before income tax expenses	11,209,523	7,817,760	2,486,414
Income tax expenses
Net profit	¥ 11,209,523	¥ 7,817,760	¥ 2,486,414